Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

The following presents the calculation of basic and diluted loss per share for the three and six months ended June 30, 2025 and 2024:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
Basic and Diluted EPS
Numerator
Net loss attributable to the Company	$(28,274,027)	$(11,575,542)	$(15,188,220)	$(24,005,787)
Preferred shares redemption value accretion	—	(11,096,312)	(21,702,737)	(1,098,804,125)
Fair value of ordinary shares issued to preferred shareholders	(513,080,828)	—	(513,080,828)	—
Fair value of ordinary share warrants issued to preferred shareholders	(15,600,000)	—	(15,600,000)	—
Excess carrying value of preferred shares repurchased	38,093,537	—	38,093,537	—
Net loss attributable to ordinary shareholders	(518,861,318)	(22,671,854)	(527,478,248)	(1,122,809,912)
Denominator
Weighted-average shares outstanding – basic and diluted	431,390,035	138,878,054	286,155,488	138,346,243
Basic and diluted loss per share	$(1.20)	$(0.16)	$(1.84)	$(8.12)

The following presents the calculation of basic and diluted loss per share for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
(Loss) income from continuing operations attributable to the Company	$(25,385,426)	$4,284,819	$33,473,969
Preferred shares redemption value accretion	(495,088,038)	(340,080,000)	(51,409,749)
Loss from continuing operations attributable to ordinary shareholders	$(520,473,464)	$(335,795,181)	$(17,935,780)

Weighted-average shares outstanding – basic and diluted	138,828,900	137,965,591	134,489,965
Basic and diluted earnings per share	$(3.75)	$(2.43)	$(0.13)

Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive

The following table summarizes potential ordinary shares outstanding that were excluded from the calculation of diluted net loss per ordinary share, because their effect would have been anti-dilutive:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
Options	33,057,765	33,534,491	33,057,765	33,534,491
RSAs	8,079,896	5,678,013	8,079,896	5,678,013
RSUs	8,046,477	7,678,486	8,046,477	7,678,486
Public warrants	9,675,386	—	9,675,386	—
Convertible redeemable preferred shares:
Series A-1	—	50,997,533	—	50,997,533
Series A-2	—	47,849,869	—	47,849,869
Series A-3	—	9,503,120	—	9,503,120
Series B-1	—	44,047,138	—	44,047,138
Series B-2	—	30,539,060	—	30,539,060
Series B-3	—	7,054,530	—	7,054,530
Series C	—	45,971,349	—	45,971,349
Series D	—	43,548,544	—	43,548,544
Total convertible redeemable preferred shares	—	279,511,143	—	279,511,143
Total potential ordinary shares outstanding	58,859,524	326,402,133	58,859,524	326,402,133

The following table summarizes potential ordinary shares outstanding that were excluded from the calculation of diluted net loss per ordinary share because their effect would have been anti-dilutive:

	2024	2023	2022
Options	32,490,743	30,717,331	28,716,868
RSAs	1,295,450	2,590,897	5,181,794
RSUs	7,694,426	5,006,247	3,448,445
Convertible redeemable preferred shares:
Series A-1	50,997,533	50,997,533	50,997,533
Series A-2	47,849,869	47,849,869	47,849,869
Series A-3	9,503,120	9,503,120	9,503,120
Series B-1	44,047,138	44,047,138	44,047,138
Series B-2	30,539,060	30,539,060	30,539,060
Series B-3	7,054,530	7,054,530	7,054,530
Series C	45,971,348	45,971,348	45,971,348
Series D	43,548,544	39,464,250	37,437,167
Total convertible redeemable preferred shares	279,511,142	275,426,850	273,399,768
Total potential ordinary shares outstanding	320,991,761	313,741,326	310,746,876